ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Line Items]
Accrued compensation and benefits	$ 2,204	$ 2,134	$ 1,108
Accrued research and development	147	152	163
Accrued other	212	146	167
Total accrued expenses	$ 2,563	$ 2,432	$ 1,438